Operating loss - Description Of Operating Loss (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development costs:
Total research and development costs	£ 33,476	£ 19,294	£ 23,717
General and administrative costs:
Depreciation of right-of-use assets (note 14)	382	0
Loss / (gain) on variations in foreign exchange rate	(8)	0	0
Total general and administrative costs	7,607	6,297	6,039
Operating loss	41,083	25,591	29,756
Research and development costs
Research and development costs:
Employee benefits (note 8)	4,688	3,360	3,435
Legal, professional consulting and listing fees	537	161	331
Other research and development expenses	28,149	15,688	19,840
Total research and development costs	33,476	19,294	23,717
General and administrative costs:
Employee benefits (note 8)	4,688	3,360	3,435
Legal, professional consulting and listing fees	537	161	331
Research and development costs | Patents
Research and development costs:
Amortization	102	85	111
General and administrative costs:
Amortization	102	85	111
General and administrative costs
Research and development costs:
Employee benefits (note 8)	3,093	3,240	2,857
Legal, professional consulting and listing fees	2,155	1,296	2,045
General and administrative costs:
Employee benefits (note 8)	3,093	3,240	2,857
Legal, professional consulting and listing fees	2,155	1,296	2,045
Depreciation of property, plant and equipment (note 13)	16	8	7
Depreciation of right-of-use assets (note 14)	382
Operating lease charge — land and buildings		384	294
Loss / (gain) on variations in foreign exchange rate	345	(9)	36
Other general and administrative expenses	1,612	1,373	795
Total general and administrative costs	7,607	6,297	6,039
Operating loss	41,083	25,591	29,756
General and administrative costs | Computer software
Research and development costs:
Amortization	4	5	5
General and administrative costs:
Amortization	£ 4	£ 5	£ 5